Business acquisitions (Acquisition of entities under common control) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended
	Oct. 24, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 21, 2014 West Auriga	Mar. 21, 2014 Seadrill Capricorn Holdings LLC	Mar. 21, 2014 Stock Issued to Public West Auriga	Mar. 21, 2014 Seadrill Limited West Auriga	Mar. 21, 2014 Seadrill Limited Seadrill Capricorn Holdings LLC West Auriga	Mar. 31, 2014 US$100 discount note Notes Payable, Other Payables Seadrill Limited
Business Acquisition [Line Items]
Ownership percentage by parent						51.00%
Percentage of voting interests acquired					100.00%
Purchase price					$ 1,240
Debt assumed					443
Consideration transferred, excluding debt					797
Cash payments					696.9
Discount note issued					100.0
Debt instrument, periodic payment terms, balloon payments to be paid										103.7
Working capital adjustment					330.4
Equity interest issued, number of shares							11,960,000	1,633,987
Equity interest issued, price per share					$ 30.60
Net proceeds after issuance fee		401.3	0		401.3
Issuance cost	18.8				14.7
Ownership percentage by noncontrolling owners						49.00%
Equity contribution									341.5
Goodwill		$ 2.9		$ 0	$ 2.9